Income tax (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Income tax
Deferred tax liabilities, undistributed earnings from subsidiaries		$ 1,084		$ 1,050
Continuing and discontinued operations
Income tax
Deferred tax liabilities, undistributed earnings from subsidiaries		$ 1,084
Minimum
Income tax
Entitled percentage of research and development expense claimed as tax deductible expense	150.00%
Maximum
Income tax
Entitled percentage of research and development expense claimed as tax deductible expense	175.00%
Hong Kong
Income tax
Assessable profits for tax rate 8.25%	$ 2
Tax rate for assessable profits less than 2000000	8.25%
Tax rate for assessable profits more than 2000000	16.50%
Statutory income tax rate	16.50%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential enterprise tax rate	15.00%	15.00%	15.00%
Statutory withholding tax rate	10.00%	10.00%	10.00%
Tax arrangements between the PRC government and the government of other jurisdiction	5.00%	5.00%	5.00%
Undistributed earnings from subsidiaries		$ 354		81
Estimated foreign withholding taxes that would be due if these earnings were remitted as dividends		18		4
Deferred tax liabilities, undistributed earnings from subsidiaries		$ 4,335		$ 4,200